Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of Allowance for Credit Losses - CNY (¥)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Allowance for Credit Losses [Line Items]
Total, Beginning	¥ 739,303,073	¥ 975,850,851
Total, Net loans principal, interest and financing service fee receivables	8,463,694,100	8,254,244,548
Total, Recorded investment	9,189,524,787	8,993,547,621
Total, Provision for credit losses	37,993,481	143,717,209
Total, Charge-offs	(46,609,589)	(53,995,624)
Total, Increase in guaranteed recoverable assets	(27,307,841)	(347,620,170)
Total, Recoveries	22,451,563	21,350,807
Total, Ending	725,830,687	739,303,073
First lien [Member]
Schedule of Allowance for Credit Losses [Line Items]
Allowance for loans which are collectively assessed, Beginning	286,300,001	357,239,453
Allowance for loans which are individually assessed, Beginning	3,836,350	32,968,721
Allowance for loans which are collectively assessed, Net loans principal, interest and financing service fee receivables	3,156,893,741	3,036,599,198
Allowance for loans which are individually assessed, Net loans principal, interest and financing service fee receivables	35,041,524	33,358,826
Allowance for loans which are collectively assessed, Recorded investment	3,429,067,701	3,322,899,199
Allowance for loans which are individually assessed, Recorded investment	48,141,278	37,195,176
Allowance for loans which are collectively assessed, Provision for credit losses	(9,998,235)	(8,058,972)
Allowance for loans which are individually assessed, Provision for credit losses	16,910,650	72,834,526
Allowance for loans which are collectively assessed, Charge-offs	(51,262)	(1,318,568)
Allowance for loans which are individually assessed, Charge-offs	(20,447,394)	(7,843,977)
Allowance for loans which are collectively assessed, Increase in guaranteed recoverable assets	(4,076,544)	(61,561,912)
Allowance for loans which are individually assessed, Increase in guaranteed recoverable assets	4,240,046	(102,009,203)
Allowance for loans which are collectively assessed, Recoveries
Allowance for loans which are individually assessed, Recoveries	8,560,102	7,886,283
Allowance for loans which are collectively assessed, Ending	272,173,960	286,300,001
Allowance for loans which are individually assessed, Ending	13,099,754	3,836,350
Second lien [Member]
Schedule of Allowance for Credit Losses [Line Items]
Allowance for loans which are collectively assessed, Beginning	440,755,236	557,131,501
Allowance for loans which are individually assessed, Beginning	8,411,486	28,511,176
Allowance for loans which are collectively assessed, Net loans principal, interest and financing service fee receivables	5,244,998,702	5,127,455,016
Allowance for loans which are individually assessed, Net loans principal, interest and financing service fee receivables	26,760,133	56,831,508
Allowance for loans which are collectively assessed, Recorded investment	5,658,741,482	5,568,210,252
Allowance for loans which are individually assessed, Recorded investment	53,574,326	65,242,994
Allowance for loans which are collectively assessed, Provision for credit losses	3,075,268	(19,852,708)
Allowance for loans which are individually assessed, Provision for credit losses	28,005,798	98,794,363
Allowance for loans which are collectively assessed, Charge-offs	(258,155)
Allowance for loans which are individually assessed, Charge-offs	(25,852,778)	(44,833,079)
Allowance for loans which are collectively assessed, Increase in guaranteed recoverable assets	(29,829,569)	(96,523,557)
Allowance for loans which are individually assessed, Increase in guaranteed recoverable assets	2,358,226	(87,525,498)
Allowance for loans which are collectively assessed, Recoveries
Allowance for loans which are individually assessed, Recoveries	13,891,461	13,464,524
Allowance for loans which are collectively assessed, Ending	413,742,780	440,755,236
Allowance for loans which are individually assessed, Ending	26,814,193	8,411,486
Subtotal [Member]
Schedule of Allowance for Credit Losses [Line Items]
Allowance for loans which are collectively assessed, Beginning	727,055,237	914,370,954
Allowance for loans which are individually assessed, Beginning	12,247,836	61,479,897
Allowance for loans which are collectively assessed, Net loans principal, interest and financing service fee receivables	8,401,892,443	8,164,054,214
Allowance for loans which are individually assessed, Net loans principal, interest and financing service fee receivables	61,801,657	90,190,334
Allowance for loans which are collectively assessed, Recorded investment	9,087,809,183	8,891,109,451
Allowance for loans which are individually assessed, Recorded investment	101,715,604	102,438,170
Allowance for loans which are collectively assessed, Provision for credit losses	(6,922,967)	(27,911,680)
Allowance for loans which are individually assessed, Provision for credit losses	44,916,448	171,628,889
Allowance for loans which are collectively assessed, Charge-offs	(309,417)	(1,318,568)
Allowance for loans which are individually assessed, Charge-offs	(46,300,172)	(52,677,056)
Allowance for loans which are collectively assessed, Increase in guaranteed recoverable assets	(33,906,113)	(158,085,469)
Allowance for loans which are individually assessed, Increase in guaranteed recoverable assets	6,598,272	(189,534,701)
Allowance for loans which are collectively assessed, Recoveries
Allowance for loans which are individually assessed, Recoveries	22,451,563	21,350,807
Allowance for loans which are collectively assessed, Ending	685,916,740	727,055,237
Allowance for loans which are individually assessed, Ending	¥ 39,913,947	¥ 12,247,836